COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2016	December 2017	December 2018	December 2019	December 2020	Thereafter
Long-Term Debt Obligations	$250,000	$—	$—	250,000	$—	$—	$—
Current Debt Obligations	$703,914	$703,914	$—	—	$—	$—	$—
Capital Leases	$154,997	$47,046	$47,996	34,886	$17,287	$7,782	$—
Operating Lease Obligations	$16,222,372	$2,145,105	$2,160,884	2,137,230	$1,837,408	$1,755,471	$6,186,274
Total	$17,331,283	$2,896,065	$2,208,880	2,422,116	$1,854,695	$1,763,253	$6,186,274

Schedule of Operating Leases
2016	$2,145,105
2017	2,160,884
2018	2,137,230
2019	1,837,408
2020	1,755,471
Thereafter	6,186,274
$16,222,283